Bank Loans (Details)	Jul. 05, 2023 USD ($)	Jul. 05, 2023 CNY (¥)	Mar. 13, 2023 USD ($)	Mar. 13, 2023 CNY (¥)
Bank Loans [Abstract]
Loan agreement	$ 282,378	¥ 2,000,000	$ 138,393	¥ 1,000,000
Annual interest rate	2.80%	2.80%	3.70%	3.70%